Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Automobiles — 3.4%
Tesla, Inc.(1)	17,880	$ 7,670,699
		$ 7,670,699
Beverages — 2.0%
Monster Beverage Corp.(1)	10,093	$ 809,459
PepsiCo, Inc.	26,597	3,686,344
		$ 4,495,803
Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.(1)	4,206	$ 481,293
Amgen, Inc.	11,238	2,856,250
Biogen, Inc.(1)	3,038	861,820
BioMarin Pharmaceutical, Inc.(1)	3,463	263,465
Gilead Sciences, Inc.	24,045	1,519,403
Incyte Corp.(1)	4,191	376,100
Moderna, Inc.(1)	7,571	535,648
Regeneron Pharmaceuticals, Inc.(1)	2,006	1,122,919
Seattle Genetics, Inc.	3,304	646,560
Vertex Pharmaceuticals, Inc.(1)	4,998	1,360,056
		$10,023,514
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,995	$663,996
Copart, Inc.(1)	4,481	471,222
		$1,135,218
Communications Equipment — 1.4%
Cisco Systems, Inc.	80,937	$3,188,108
		$3,188,108
Diversified Telecommunication Services — 0.1%
Liberty Global PLC, Class A(1)	3,618	$76,014
Liberty Global PLC, Class C(1)	7,889	162,001
		$238,015
Electric Utilities — 0.6%
Exelon Corp.	18,679	$667,961
Xcel Energy, Inc.	10,067	694,724
		$1,362,685
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	2,728	$326,078
		$326,078
Security	Shares	Value
Entertainment — 3.1%
Activision Blizzard, Inc.	14,769	$ 1,195,551
Electronic Arts, Inc.(1)	5,534	721,689
NetEase, Inc. ADR	1,376	625,626
Netflix, Inc.(1)	8,462	4,231,254
Take-Two Interactive Software, Inc.(1)	2,185	361,005
		$ 7,135,125
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	8,464	$ 3,004,720
Walgreens Boots Alliance, Inc.	16,627	597,242
		$3,601,962
Food Products — 1.0%
Kraft Heinz Co. (The)	23,540	$705,023
Mondelez International, Inc., Class A	27,363	1,572,004
		$2,277,027
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(1)	1,520	$497,587
DexCom, Inc.(1)	1,837	757,267
IDEXX Laboratories, Inc.(1)	1,628	639,983
Intuitive Surgical, Inc.(1)	2,242	1,590,789
		$3,485,626
Health Care Technology — 0.2%
Cerner Corp.	5,834	$421,740
		$421,740
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	6,216	$575,477
Starbucks Corp.	22,395	1,924,179
		$2,499,656
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A(1)	5,186	$7,600,602
Alphabet, Inc., Class C(1)	5,019	7,375,922
Baidu, Inc. ADR(1)	5,396	683,080
Facebook, Inc., Class A(1)	36,166	9,471,875
		$25,131,479
Internet & Direct Marketing Retail — 12.8%
Amazon.com, Inc.(1)	7,535	$23,725,681
Booking Holdings, Inc.(1)	784	1,341,173
eBay, Inc.	13,470	701,787
Expedia Group, Inc.	2,600	238,394
JD.com, Inc. ADR(1)	17,612	1,366,867

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc.(1)	953	$ 1,031,604
Pinduoduo, Inc. ADR(1)	5,536	410,494
Trip.com Group, Ltd. ADR(1)	10,081	313,922
		$ 29,129,922
IT Services — 3.8%
Automatic Data Processing, Inc.	8,238	$ 1,149,119
Cognizant Technology Solutions Corp., Class A	10,362	719,330
Fiserv, Inc.(1)	12,833	1,322,441
Paychex, Inc.	6,899	550,333
PayPal Holdings, Inc.(1)	22,507	4,434,554
VeriSign, Inc.(1)	2,215	453,743
		$8,629,520
Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	2,818	$870,987
		$870,987
Machinery — 0.2%
PACCAR, Inc.	6,667	$568,562
		$568,562
Media — 3.2%
Charter Communications, Inc., Class A(1)	3,932	$2,454,905
Comcast Corp., Class A	87,472	4,046,455
Fox Corp., Class A	6,577	183,038
Fox Corp., Class B(1)	4,995	139,710
Sirius XM Holdings, Inc.(2)	83,942	449,929
		$7,274,037
Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	4,562	$416,693
		$416,693
Professional Services — 0.2%
Verisk Analytics, Inc.	3,111	$576,499
		$576,499
Road & Rail — 0.5%
CSX Corp.	14,673	$1,139,652
		$1,139,652
Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc.(1)	22,450	$1,840,676
Analog Devices, Inc.	7,100	828,854
Applied Materials, Inc.	17,568	1,044,418
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV-NY Shares	1,473	$ 543,935
Broadcom, Inc.	7,664	2,792,148
Intel Corp.	81,607	4,225,610
KLA Corp.	2,972	575,795
Lam Research Corp.	2,783	923,260
Maxim Integrated Products, Inc.	5,111	345,555
Microchip Technology, Inc.	4,844	497,769
Micron Technology, Inc.(1)	21,319	1,001,140
NVIDIA Corp.	11,839	6,407,504
NXP Semiconductors NV	5,389	672,601
QUALCOMM, Inc.	21,649	2,547,654
Skyworks Solutions, Inc.	3,198	465,309
Texas Instruments, Inc.	17,592	2,511,962
Xilinx, Inc.	4,661	485,863
		$27,710,053
Software — 16.3%
Adobe, Inc.(1)	9,204	$4,513,918
ANSYS, Inc.(1)	1,640	536,657
Autodesk, Inc.(1)	4,202	970,704
Cadence Design Systems, Inc.(1)	5,352	570,684
Check Point Software Technologies, Ltd.(1)	2,690	323,715
Citrix Systems, Inc.	2,366	325,822
DocuSign, Inc.(1)	3,550	764,102
Intuit, Inc.	5,024	1,638,879
Microsoft Corp.	113,834	23,942,705
Splunk, Inc.(1)	3,045	572,856
Synopsys, Inc.(1)	2,897	619,900
Workday, Inc., Class A(1)	3,396	730,581
Zoom Video Communications, Inc., Class A(1)	3,494	1,642,564
		$37,153,087
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,423	$656,117
Ross Stores, Inc.	6,812	635,696
Ulta Beauty, Inc.(1)	1,079	241,674
		$1,533,487
Technology Hardware, Storage & Peripherals — 13.1%
Apple, Inc.	257,260	$29,793,281
Western Digital Corp.	5,733	209,541
		$30,002,822
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,374	$781,924
		$781,924

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	11,056	$ 498,515
		$ 498,515
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	23,751	$ 2,716,164
		$ 2,716,164
Total Common Stocks (identified cost $56,751,350)		$221,994,659

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Invesco QQQ TM Trust, Series 1(2)	14,000	$ 3,889,760
Total Exchange-Traded Funds (identified cost $3,654,830)		$ 3,889,760

Short-Term Investments — 1.2%
Other — 1.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(3)	2,113,536	$ 2,113,747
Total Other (identified cost $2,113,884)		$ 2,113,747
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 4/22/21(4)	$500	$ 499,704
Total U.S. Treasury Obligations (identified cost $499,633)		$ 499,704
Total Short-Term Investments (identified cost $2,613,517)		$ 2,613,451
Total Investments — 100.1% (identified cost $63,019,697)		$228,497,870
Other Assets, Less Liabilities — (0.1)%		$ (132,135)
Net Assets — 100.0%		$228,365,735

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $4,231,274 and the total market value of the collateral received by the Fund was $4,292,780, comprised of U.S. government and/or agencies securities.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	12	Long	12/18/20	$2,737,740	$30,530
					$30,530

Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $2,113,747, which represents 1.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$ 10,259,356	$ (8,146,044)	$572	$(137)	$2,113,747	$952	2,113,536
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$221,994,659(1)	$—	$—	$221,994,659
Exchange-Traded Funds	3,889,760	—	—	3,889,760
Short-Term Investments:
Other	—	2,113,747	—	2,113,747
U.S. Treasury Obligations	—	499,704	—	499,704
Total Investments	$225,884,419	$2,613,451	$ —	$228,497,870

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$30,530	$ —	$ —	$30,530
Total	$225,914,949	$2,613,451	$ —	$228,528,400

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.